EQUITY	12 Months Ended
Dec. 31, 2022
Equity Disclosure [Abstract]
EQUITY

NOTE 24 - EQUITY

(a)	Capital

The Company’s objective is to maintain an appropriate level of capitalization that enables it to ensure access to the financial markets for carrying out its medium and long-term objectives, optimizing the return for its shareholders and maintaining a solid financial position.

The paid capital of the Company at December 31, 2022 amounts to ThUS$ 13,298,486 divided into 605,231,854,725 common stock of a same series (ThUS$ 3,146,265 divided into 606,407,693 shares as of December 31, 2021), a single series nominative, ordinary character with no par value. The total number of authorized shares of the Company December, 31, 2022, corresponds to 606.407.693.000 shares. There are no special series of shares and no privileges. The form of its stock certificates and their issuance, exchange, disablement, loss, replacement and other similar circumstances, as well as the transfer of the shares, is governed by the provisions of the Corporate Law and its regulations.

At the Company’s Extraordinary Shareholders’ Meeting held on July 5, 2022, it was agreed to increase the Company’s capital by US$ 10,293,269,524 through the issuance of 73,809,875,794 paid shares and 531,991,409,513 backup shares, all ordinary, of the same and single series, without par value, of which: (a) US$ 9,493,269,524 represented by 531,991,409,513 new shares, to be used to respond to the conversion of the Convertible Notes, according to this term is defined below (the “Support Shares”); and (b) US$800,000,000 represented by 73,809,875,794 new paid shares (the “New Paid Shares”), to be offered preferentially to shareholders. On September 12, 2022, the preferential placement of the convertible notes and, in turn, of the new paid shares began, ending on the following dates, as explained below:

1.	On October 12, 2022 expired the 30-day preemptive rights offering period (the “POP”) of (i) the 73,809,875,794 new paid shares, issued and registered in the Securities Registry of the Comisión para el Mercado Financiero (“CMF”) (the “ERO”); and (ii) US$1,257,002,540 notes convertible into shares Serie G, the US$1,372,839,695 notes convertible into shares Serie H, and the US$6,863,427,289 notes convertible into shares Serie I, all registered in the Securities Registry of the CMF (jointly, the “Convertible Notes”).

2.	On October 13, 2022, the second round (the “Second Round”) of subscription of the ERO has taken place, in which had the right to participate, the shareholders (or their assignees) that subscribed ERO in the POP and expressed to LATAM, at the time of the subscription, their intention to participate in the Second Round.

3.	As previously reported, the Remainder will be placed, in compliance with the applicable laws and regulations, according to the rules governing the offering of the ERO and the Convertible Notes, as provided in Article 10 of the Regulations of the Corporations Law. Such placement includes, among other things, the placement of a portion of the Remainder with (i) a group of unsecured creditors of LATAM represented by Evercore and certain holders of Chilean notes issued by LATAM (collectively, the “Backstop Creditors”); and (ii) Delta Air Lines, Inc., Qatar Airways Investments (UK) Ltd. and the Cueto group (collectively, the “Backstop Shareholders”;and them jointly with the Backstop Creditors, the “Backstop Parties”) according to the rules of their respective backstop commitment agreements (the “Backstop Agreements”).

4.	For purposes of the above, the Company will exercise its rights under the Backstop Agreements and will therefore require the Backstop Parties to subscribe and pay their respective portion of the Remainder, as provided in such agreements. Given the funding period contemplated in the Backstop Agreements, the Company managed to exit the Chapter 11on November 3, 2022. Consequently, on this same date the Company, together with its various subsidiaries that were part of the Chapter 11 Procedure, have emerged from bankruptcy. (See Note 2, c).

5.	As part of the implementation of its Reorganization Plan within the framework of the exit from Chapter 11, LATAM issued US$800 million in new paid shares and US$9,493 million through the issue of three classes of notes convertible into Company shares, equivalent to a total of 605,801,285,307 paid shares. As of December 31, 2022, from the aforementioned capital increase, 604,625,447,032 shares were subscribed and paid, equivalent to ThUS$ 10,152,221 and issuance and placement costs of ThUS$ 810,279 were incurred, which are currently presented under other reserve and will be reclassified to “share capital” upon approval for such transfer during the next Extraordinary Shareholders’ Meeting.

(b) Movement of authorized shares

The following table shows the movement of the authorized, fully paid shares and back-up shares to be delivered in the event that the respective conversion option is exercised under the convertible notes currently issued by the Company:

	as of December 31, 2022				as of December 31, 2021
	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used	N° of authorized shares	N° of subscribed shares and paid	N° of shares to subscribe or not used
Opening Balance	606,407,693	606,407,693	-	-	606,407,693	606,407,693	-
New shares issued	73,809,875,794	73,809,875,794	-	-	-	-	-
Convertible Notes G	19,992,142,087	18,820,511,197	960,098	960,098	1,170,670,792	-	-
Convertible Notes H	126,661,409,136	126,657,203,849	4,205,287	4,205,287	-	-	-
Convertible Notes I	385,337,858,290	385,337,856,192	-	2,098	-	-	-
Subtotal	605,801,285,307	604,625,447,032	5,165,385	1,170,672,890	-	-	-
Closing Balance	606,407,693,000	605,231,854,725	5,165,385	1,170,672,890	606,407,693	606,407,693	-

(c) Share capital

The following table shows the movement of share capital:

Movement fully paid shares

Paid- in
Capital
ThUS$
Initial balance as of January 1, 2020	3,146,265
There are no movements of shares paid during the 2020 year	-
Ending balance as of December 31, 2020	3,146,265
Initial balance as of January 1, 2021	3,146,265
There are no movements of shares paid during the 2021 period	-
Ending balance as of December 31, 2021	3,146,265
Initial balance as of January 1, 2022	3,146,265
New shares issued (ERO)	800,000
Conversion options of convertible notes exercised during the year - Convertible Notes G (1)	1,115,996
Conversion options of convertible notes exercised during the year - Convertible Notes H	1,372,798
Conversion options of convertible notes exercised during the year - Convertible Notes I (2)	6,863,427
Subtotal	10,152,221
Ending balance as of December 31, 2022	13,298,486

(1)	It only includes Convertible Notes issued in exchange for the settlement of Chapter 11 claims.

(2)	Part of the Convertible Notes received in cash and the rest in exchange for the settlement of Chapter 11 claims.

(d) Treasury stock

At December 31, 2022, the Company held no treasury stock. The remaining of ThUS$ (178) corresponds to the difference between the amount paid for the shares and their book value, at the time of the full right decrease of the shares which held in its portfolio.

(e) Other equity- Value of conversion right - Convertible Notes

(e.1) Notes subscription

The Convertible Notes were issued to be place in exchange for a cash contribution, in exchange for settlement of Chapter 11 Proceeding or a combination of both. Convertible Notes issued in exchange for cash were valued at fair value (the cash received). Notes issued in exchange for settlement of Chapter 11 claims were valued considering the discount that each group of liabilities settled on at the emergence date. The table below shows the 3 Convertible Notes at their nominal values, the adjustment, if any, to arrive at their fair values and the amount of transaction costs. The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. The equity portion is recognized under Other equity at the time the Convertible Notes are issued.

	Convertible	Convertible	Convertible	Total Convertible
Concepts	Notes G	Notes H	Notes I	Notes
	THUS$	THUS$	THUS$	THUS$
Face Value	1,115,996	1,372,837	6,863,427	9,352,260
Adjustment to fair value
Convertible Notes at the date of issue	(923,616)	-	(2,686,854)	(3,610,470)
Issuance cost	-	(24,812)	(705,467)	(730,279)
Subtotal	(923,616)	(24,812)	(3,392,321)	(4,340,749)
Fair Value of Notes	192,380	1,348,025	3,471,106	5,011,511
Debt component at the date of issue		(102,031)	-	(102,031)
Equity component at the date of issue	192,380	1,245,994	3,471,106	4,909,480

(e.2) Conversion of notes into shares

As of December 31, 2022, the following notes have been converted into shares:

	Convertible	Convertible	Convertible	Total Convertible
Concepts	Notes G	Notes H	Notes I	Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Conversion percentage	100.000%	99.997%	100.000%
Conversion option of convertible notes exercised	1,115,996	1,270,767	6,863,427	9,250,190
Converted debt component	-	102,031	-	102,031
Total Converted Notes	1,115,996	1,372,798	6,863,427	9,352,221

The conversion option from the issuance of convertible notes classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument (i.e. convertible notes) as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. As of December 31, 2022, the portion not converted into equity corresponds to ThUS$39.

(e.3) The Convertible Notes

The contractual conditions of the G, H and I Convertible Notes consider the delivery of a fixed number of shares of LATAM Airlines Group S.A. at the time of settlement of the conversion option of each of them. The foregoing determined the classification of convertible notes as equity instruments, with the exception of Bond H, which considers, in addition to the delivery of a fixed number of shares, the payment of 1% annual interest with certain conditions for its payment and its accrual from 60 days after the exit Date. The payment of this interest gives rise to the recognition of a liability component for the class H convertible notes.

At the date of issue, the fair value of the liability component in the amount of ThUS$ 102,031 was estimated using the prevailing market interest rate for similar non-convertible instruments.

Transaction costs relating to the liability component are included in the carrying amount of the liability portion and amortized over the period of the convertible notes using the effective interest method. At December 31, 2022, the debt portion was converted into equity. Transaction costs relating to the equity component are recognised as part of Other reserves within Equity.

(f) Reserve of share- based payments

Movement of Reserves of share- based payments:

		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	36,289	946	37,235
From January 1 to December 31, 2021	37,235	-	37,235
From January 1 to December 31, 2022	37,235	-	37,235

These reserves are related to the “Share-based payments” explained in Note 33.

(g) Other sundry reserves

Movement of Other sundry reserves:

Periods	Opening balance	Transactions with non-controlling interest	Legal reserves	Other sundry reserves	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	2,452,469	(3,125)	2,675	-	2,452,019
From January 1 to December 31, 2021	2,452,019	(3,383)	(538)	-	2,448,098
From January 1 to December 31, 2022	2,448,098	-	-	(4,420,749)	(1,972,651)

Balance of Other sundry reserves comprise the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(216,656)	(216,656)	(213,273)
Adjustment to the fair value of the New Convertible Notes (4)	(3,610,470)	-	-
Cost of issuing shares and New Convertible Notes (5)	(810,279)	-	-
Others	(3,558)	(3,558)	(3,020)
Total	(1,972,651)	2,448,098	2,452,019

(1)	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.

(2)	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.

(3)	The balance as of December 31, 2022 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS $ (184,135) (see Note 1), (4) and the acquisition of a minority interest in LATAM Airlines Perú S.A through LATAM Airlines Group S.A for an amount of ThUS $ (3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS $ (3,383).

(4)	The adjustment to the fair value of the Convertible Notes issued in exchange for settlement of Chapter 11 claims was valued considering the discount that each group of liabilities settled on at the emergence date. These relate to: gain on the haircut for the accounts payable and other accounts payable for ThUS$2,550,306 (see note 26d), gain on the haircut for the financial liabilities for ThUS$420,436 (see note 26e) and gain on the haircut of lease liabilities which is booked against the right of use asset for THUS$639,728.

(5)	Corresponds to 20% of the sum of the commitment of new funds of the Backstop Parties under the Series I Convertible Bonds and the New Paid Shares, plus additional costs for extension of the Backstop agreement.

(h) Reserves with effect in other comprehensive income.

Movement of Reserves with effect in other comprehensive income:

	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) on change on value of time value of options	Actuarial gain or loss on defined benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	(2,890,287)	56,892	-	(22,940)	(2,856,335)
Change in fair value of hedging instrument recognised in OCI	-	(105,776)	-	-	(105,776)
Reclassified from OCI to profit or loss	-	(13,016)	-	-	(13,016)
Deferred tax	-	959	-	-	959
Actuarial reserves by employee benefit plans	-	-	-	(3,968)	(3,968)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	923	923
Translation difference subsidiaries	(900,226)	-	-	-	(900,226)
Closing balance as of December 31, 2020	(3,790,513)	(60,941)	-	(25,985)	(3,877,439)
Increase (decrease) due to application of new accounting standars	-	380	(380)		-
Opening balance as of January 1, 2021	(3,790,513)	(60,561)	(380)	(25,985)	(3,877,439)
Change in fair value of hedging instrument recognised in OCI	-	39,602	(23,692)	-	15,910
Reclassified from OCI to profit or loss	-	(16,641)	6,509	-	(10,132)
Deferred tax	-	(58)	-	-	(58)
Actuarial reserves by employee benefit plans	-	-	-	10,017	10,017
Deferred tax actuarial IAS by employee benefit plans	-	-	-	(2,782)	(2,782)
Translation difference subsidiaries	18,354	(732)	-	-	17,622
Closing balance as of December 31, 2021	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Opening balance as of January 1, 2022	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)
Change in fair value of hedging instrument recognised in OCI	-	51,323	(23,845)	-	27,478
Reclassified from OCI to profit or loss	-	31,293	19,946	-	51,239
Reclassified from OCI to the value of the hedged asset	-	(8,143)	-	-	(8,143)
Deferred tax	-	(235)	-	-	(235)
Actuarial reserves by employee benefit plans	-	-	-	(9,933)	(9,933)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	566	566
Translation difference subsidiaries	(33,401)	694	(160)	-	(32,867)
Closing balance as of December 31, 2022	(3,805,560)	36,542	(21,622)	(28,117)	(3,818,757)

(h.1) Cumulative translate difference

These are originated from exchange differences arising from the translation of any investment in foreign entities (or Chilean investments with a functional currency different to that of the parent), and from loans and other instruments in foreign currency designated as hedges for such investments. When the investment (all or part) is sold or disposed and a loss of control occurs, these reserves are shown in the consolidated statement of income as part of the loss or gain on the sale or disposal. If the sale does not involve loss of control, these reserves are transferred to non-controlling interests

(h.2) Cash flow hedging reserve

These are originated from the fair value valuation at the end of each period of the outstanding derivative contracts that have been defined as cash flow hedges. When these contracts expire, these reserves should be adjusted, and the corresponding results recognized.

(h.3) Reserves of actuarial gains or losses on defined benefit plans

Correspond to the increase or decrease in the present value obligation for defined benefit plans due to changes in actuarial assumptions, and experience adjustments, which are the effects of differences between the previous actuarial assumptions and the actual events that have occurred.

(i) Retained earnings/(losses)

Movement of Retained earnings/(losses):

Periods	Opening balance	Result for the period	Dividends	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	352,272	(4,545,887)	-	(4,193,615)
From January 1 to December 31, 2021	(4,193,615)	(4,647,491)	-	(8,841,106)
From January 1 to December 31, 2022	(8,841,106)	1,339,210	-	(7,501,896)

(j) Dividends per share

During the years 2022 and 2021 no dividends have been paid.